Other Operating, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 29, 2014	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Other Operating (Income) Loss, Net and Foreign Currency (Gain) Loss, Net (Textual) [Abstract]
Foreign currency gains (losses)	$ 936	$ (1,926)	$ (5,448)	$ (2,838)	$ 151
Other operating income (expense)	487	857	3,603	326	136
Other operating income (loss)	$ 1,423	$ (1,069)	$ (1,845)	$ (2,512)	$ 287